Deferred Payment Receivable	12 Months Ended
Dec. 31, 2019
Disclosure of deferred payment receivable [Abstract]
Deferred Payment Receivable
Note 13 – Deferred Payment Receivable

	As at December 31,
	2019	2018
	$ Thousands
Deferred payment receivable	204,299	189,166

As part of the sale of IC Power’s Latin America businesses in December 2017, proceeds from ISQ include a four-year deferred payment obligation accruing 8% interest per annum, payable-in-kind. The Group has performed an assessment and concluded that no expected credit loss provision is required.